Note 10 - Share-based Payments - Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares
Statement Line Items [Line Items]
Balance, number of options	6,804,000	3,999,000	2,045,835
Balance, weighted average exercise price (in CAD per share)	$ 0.19	$ 0.21	$ 0.18
Balance, weighted average remaining contract life (Year)	1 year 189 days	2 years 94 days	2 years 281 days	313 days
Granted, number of options	1,050,000	2,920,000	4,012,000
Granted, weighted average exercise price (in CAD per share)	$ 0.08	$ 0.07	$ 0.21
Granted, weighted average remaining contract life (Year)	2 years 51 days	2 years 324 days	2 years 277 days
Expired, number of options		(25,000)	(2,049,085)
Expired, weighted average exercise price (in CAD per share)		$ 0.23	$ 0.18
Forfeited, number of options	(1,212,000)	(90,000)	(9,750)
Forfeited, weighted average exercise price (in CAD per share)	$ 0.21	$ 0.23	$ 0.24
Forfeited, weighted average remaining contract life (in shares) | shares	1.18		2.34
Balance, number of options	6,642,000	6,804,000	3,999,000	2,045,835
Balance, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.19	$ 0.21	$ 0.18
Options exercisable, number of options	6,504,500	4,566,000	2,577,000
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.19	$ 0.21